CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accrued dividend on marketable securities held in Trust Account	(53,099)	(188,262)	(198,419)	(759,525)
Change in fair value of warrant liabilities	1,275,500	725,950	53,450	(16,688,950)
Sponsor capital contribution for non-redemption agreements			934,906
Non-redemption agreement expense	274,973	522,948
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(1,656,454)	1,585,407	1,571,909	551,046
Administrative support fee - related party	135,000		231,500
Due to related party	34,357	43,339	(8,317)
Accrued offering costs				(611,443)
Prepaid expenses	(131,004)	225,094	227,594	(227,594)
Net cash (used in) provided by operating activities	(1,860,002)	5,745,670	5,542,225	396,482
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(835,923)	(5,932,442)	(6,509,259)	(237,780,570)
Proceeds from marketable securities held in Trust Account	32,703,710	199,982,385	199,982,386	235,156,272
Net cash provided by investing activities	31,867,787	194,049,943	193,473,127	(2,624,298)
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions	(32,214,591)	(197,694,657)	(197,694,657)
Cash capital contribution from Sponsor	553,228	200,000	800,000
Payments made by related party on behalf of the Company				244,550
Receipt of amounts due from related party				83,581
Net cash (used in) financing activities	(31,661,363)	(197,494,657)	(196,894,657)	328,131
Net Change in Cash	(1,653,578)	2,300,956	2,120,695	(1,899,685)
Cash - Beginning of period	2,171,553	50,858	50,858	1,950,543
Cash - End of period	517,975	2,351,814	2,171,553	50,858
Supplemental Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	889,022	6,120,704	6,707,678	3,383,823
Trust Account withdrawal for tax payments	489,119	2,287,729	2,287,729
Excess fair value of Class B common stock transferred by Sponsor	274,973	522,948	934,906
Excise tax liability	322,145	$ 1,976,947	$ 1,976,947
Gain on waiver of deferred underwriting fee				$ 8,050,000
Supplemental Cash Flow Information:
Cash paid for taxes	$ 2,021,810